Operating leases - Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Operating lease costs	$ 8,089	$ 8,655
Income from sub-leases	(268)	(520)
Net operating lease costs	$ 7,821	$ 8,135